Offsetting financial assets and liabilities - Summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	€ 443,822	€ 427,428
Gross amounts of recognised financial liabilities offset in the statement of financial position	(358,609)	(359,124)
Net amounts of financial assets presented in the statement of financial position	85,213	68,305
Financial instruments	17,962	15,165
Cash and financial instruments received as collateral	60,922	47,005
Net amount	6,329	6,135
Amounts not subject to enforceable netting arrangements	29,522	31,121
Statement of financial position total	114,735	99,425
Loans and advances to customers 7	683,611	647,313
Other assets	6,945	7,117
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	3,752	1,840
Gross amounts of recognised financial liabilities offset in the statement of financial position	(31)	(29)
Net amounts of financial assets presented in the statement of financial position	3,721	1,811
Financial instruments
Cash and financial instruments received as collateral	3,683	1,811
Net amount	38
Amounts not subject to enforceable netting arrangements	7,057	3,440
Statement of financial position total	10,777	5,251
Loans and advances to banks | Reverse repurchase, securities borrowing and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	3,752	1,840
Gross amounts of recognised financial liabilities offset in the statement of financial position	(31)	(29)
Net amounts of financial assets presented in the statement of financial position	3,721	1,811
Financial instruments
Cash and financial instruments received as collateral	3,683	1,811
Net amount	38
Amounts not subject to enforceable netting arrangements	7,057	3,440
Statement of financial position total	10,777	5,251
Loans and advances to banks | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets
Gross amounts of recognised financial liabilities offset in the statement of financial position
Net amounts of financial assets presented in the statement of financial position
Financial instruments
Cash and financial instruments received as collateral
Net amount
Amounts not subject to enforceable netting arrangements
Statement of financial position total
Loans and advances to banks | Cash pools
Disclosure of credit risk exposure [line items]
Loans and advances to banks, excluding repurchase agreements not subject to offsetting	10,992	11,458
Financial assets at fair value through profit or loss | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	191,713	182,232
Gross amounts of recognised financial liabilities offset in the statement of financial position	(116,241)	(118,049)
Net amounts of financial assets presented in the statement of financial position	75,472	64,183
Financial instruments	17,818	15,103
Cash and financial instruments received as collateral	52,319	43,977
Net amount	5,336	5,102
Amounts not subject to enforceable netting arrangements	22,222	27,182
Statement of financial position total	97,694	91,365
Financial assets at fair value through profit or loss | Trading and Non-trading | - Derivatives
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	93,034	105,928
Gross amounts of recognised financial liabilities offset in the statement of financial position	(66,877)	(83,312)
Net amounts of financial assets presented in the statement of financial position	26,157	22,617
Financial instruments	17,598	14,868
Cash and financial instruments received as collateral	3,643	2,915
Net amount	4,916	4,834
Amounts not subject to enforceable netting arrangements	6,111	5,091
Statement of financial position total	32,268	27,708
Financial assets at fair value through profit or loss | Reverse repurchase, securities borrowing and similar agreements | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	98,679	76,304
Gross amounts of recognised financial liabilities offset in the statement of financial position	(49,365)	(34,738)
Net amounts of financial assets presented in the statement of financial position	49,315	41,566
Financial instruments	219	235
Cash and financial instruments received as collateral	48,676	41,063
Net amount	420	268
Amounts not subject to enforceable netting arrangements	16,112	22,091
Statement of financial position total	65,426	63,657
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	241,691	236,233
Gross amounts of recognised financial liabilities offset in the statement of financial position	(236,053)	(234,617)
Net amounts of financial assets presented in the statement of financial position	5,638	1,616
Financial instruments	65	41
Cash and financial instruments received as collateral	4,921	1,217
Net amount	652	358
Amounts not subject to enforceable netting arrangements	243	499
Statement of financial position total	5,881	2,115
Loans and advances to customers | Reverse repurchase, securities borrowing and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	4,444
Gross amounts of recognised financial liabilities offset in the statement of financial position	(1,216)
Net amounts of financial assets presented in the statement of financial position	3,228
Financial instruments
Cash and financial instruments received as collateral	3,191
Net amount	37
Amounts not subject to enforceable netting arrangements	243	499
Statement of financial position total	3,471	499
Loans and advances to customers | Cash pools
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	237,248	236,233
Gross amounts of recognised financial liabilities offset in the statement of financial position	(234,838)	(234,617)
Net amounts of financial assets presented in the statement of financial position	2,410	1,616
Financial instruments	65	41
Cash and financial instruments received as collateral	1,730	1,217
Net amount	615	358
Amounts not subject to enforceable netting arrangements
Statement of financial position total	2,410	1,616
Loans and advances to customers 7	683,611	646,814
Loans and advances to customers, excluding repurchase agreement, subject to offsetting	2,410	1,616
Other items where offsetting is applied in the statement of financial position
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	6,666	7,124
Gross amounts of recognised financial liabilities offset in the statement of financial position	(6,284)	(6,428)
Net amounts of financial assets presented in the statement of financial position	382	695
Financial instruments	79	21
Cash and financial instruments received as collateral
Net amount	303	675
Amounts not subject to enforceable netting arrangements
Statement of financial position total	382	695
Other assets	3,550	3,869
Other assets - amounts to be settled, subject to offsetting	€ 382	€ 695